SHARE CAPITAL AND RESERVES (Details 4)	12 Months Ended
Nov. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance	$ 2.55
Exercised	1.90
Balance	$ 1.90
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance | shares	213,333
Balance	$ 1.88
Exercised | shares	(186,666)
Exercised	$ 1.88
Balance | shares	26,667
Balance	$ 1.88